Marketable securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

	Year ended December 31,
	2024	2023
Fair value	$’000	$’000
At January 1	88,667	85,724
Accrued interest	3,647	4,138
Interest received	(974)	(1,101)
Redemptions and disposals of marketable securities	(28,787)	—
Revaluation adjustment	(107)	(94)
At December 31	62,446	88,667

Overall Movement through OCI
Marketable securities had a fair value of $62.4 million at December 31, 2024 (2023: $88.7 million). During the year ended December 31, 2024, proceeds of $28.8 million were received from the redemption and disposal of marketable securities, which includes accrued interest. The impairment loss allowance for expected credit loss (“ECL”) at the reporting date was $0.1 million (2023 $0.1 million). The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Revaluation adjustments	(107)	(94)	437
Movement of ECL on assets measured at FVOCI	(66)	(1)	121
Movement on marketable securities through OCI	(173)	(95)	558